Accumulated Other Comprehensive Income (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	¥ 19,249,738	¥ 18,517,087
Net change during the fiscal year	909,432	473,474	¥ 1,462,277
Balance at end of fiscal year	20,840,057	19,249,738	18,517,087
Accumulated other comprehensive income, net of taxes:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	2,561,190	2,237,625	871,054
Net change during the fiscal year	899,261	323,565	1,366,571
Balance at end of fiscal year	3,460,451	2,561,190	2,237,625
Net unrealized losses on investment securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	(883,061)	(826,271)	(883,931)
Net change during the fiscal year	39,983	(56,790)	57,660
Balance at end of fiscal year	(843,078)	(883,061)	(826,271)
Net debt valuation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	(30,121)	(41,382)	3,268
Net change during the fiscal year	2,818	11,261	(44,650)
Balance at end of fiscal year	(27,303)	(30,121)	(41,382)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	(1,199)	63	551
Net change during the fiscal year	(6,263)	(1,262)	(488)
Balance at end of fiscal year	(7,462)	(1,199)	63
Defined benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	461,286	389,392	8,350
Net change during the fiscal year	213,812	71,894	381,042
Balance at end of fiscal year	675,098	461,286	389,392
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	3,014,285	2,715,823	1,742,816
Net change during the fiscal year	648,911	298,462	973,007
Balance at end of fiscal year	¥ 3,663,196	¥ 3,014,285	¥ 2,715,823